Document and Entity Information	Feb. 19, 2021
Cover [Abstract]
Entity Registrant Name	LEVI STRAUSS & CO
Entity Incorporation State Country Code	DE
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0000094845
Document Type	8-K
Document Period End Date	Feb. 19, 2021
Entity File Number	002-90139
Entity Tax Identification Number	94-0905160
Entity Address, Address Line One	1155 BATTERY STREET
Entity Address, City or Town	SAN FRANCISCO
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	501-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	LEVI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false